Securities Act File No. 333-180165

Investment Company Act File No. 811-22677

As filed with the Securities and Exchange Commission on March 7, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 12	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 12

Avenue Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

399 Park Avenue, 6th Floor

New York, NY 10022

(Address of Principal Executive Offices)

(212) 878-3500

(Registrant’s Telephone Number, Including Area Code)

Sonia E. Gardner

Avenue Capital Group

399 Park Avenue, 6th Floor

New York, NY 10022

(212) 878-3500

(Name and Address of Agent for Service)

Copies to:

Stuart Strauss

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

It is proposed that this filing will become effective (check appropriate box)

☒                                  immediately upon filing pursuant to paragraph (b)

☐                                    on               pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(i)

☐                                    on              pursuant to paragraph (a)(i)

☐                                    75 days after filing pursuant to paragraph (a)(ii)

☐                                    on              pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 12 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 12 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 7th day of March, 2018.

AVENUE MUTUAL FUNDS TRUST

By	/s/ Randolph Takian
Randolph Takian
Trustee, Chief Executive Officer and President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 7th day of March, 2018.

Signature	Title	Date

/s/ Randolph Takian	Trustee, Chief Executive Officer and President	March 7, 2018
Randolph Takian	(Principal Executive Officer)

/s/ Stephen Atkins	Treasurer and Chief Financial Officer	March 7, 2018
Stephen Atkins	(Principal Accounting Officer and Principal Financial Officer)

/s/ Joel Citron*	Trustee	March 7, 2018
Joel Citron

/s/ Julie Dien Ledoux*	Trustee	March 7, 2018
Julie Dien Ledoux

/s/ Darren Thompson*	Trustee	March 7, 2018
Darren Thompson

*This filing has been signed by each of the persons so indicated by the Attorney-in-Fact pursuant to powers of attorney filed herewith or heretofore.

/s/ Randolph Takian	March 7, 2018
Randolph Takian
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase